Average Annual Total Returns - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - Fidelity Small Cap Value Index Fund
	Aug. 29, 2022
Fidelity Small Cap Value Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	28.14%
Since Inception	16.37%
Fidelity Small Cap Value Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	24.28%
Since Inception	14.67%
Fidelity Small Cap Value Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	17.43%
Since Inception	12.24%
RS015
Average Annual Return:
Past 1 year	28.27%
Since Inception	16.52%	[1]

[1]	A From July 11, 2019